Consolidated Balance Sheets - AUD ($)	Jun. 30, 2018	Jun. 30, 2017
Current Assets
Cash and cash equivalents	$ 23,475,521	$ 12,236,974
Current receivables	3,431,994	2,194,016
Other current assets	1,735,664	1,488,268
Total Current Assets	28,643,179	15,919,258
Non-Current Assets
Plant and equipment	26,449	24,202
Intangibles	18,329,155	19,020,336
Total Non-Current Assets	18,355,604	19,044,538
TOTAL ASSETS	46,998,783	34,963,796
Current Liabilities
Trade and other payables	3,663,849	2,588,781
Employee benefits	189,514	43,227
Total Current Liabilities	3,853,363	2,632,008
Non-Current Liabilities
Convertible note liability	6,645,832	5,778,984
Warrant liability	2,945,358
Employee benefits	32,303	20,498
Deferred tax liability	0	0
Total Non-Current Liabilities	9,623,493	5,799,482
TOTAL LIABILITIES	13,476,856	8,431,490
NET ASSETS	33,521,927	26,532,306
EQUITY
Contributed equity	213,232,719	195,352,543
Reserves	64,874,040	63,018,575
Accumulated losses	(244,584,832)	(231,838,812)
Equity attributable to the owners of Immutep Limited	33,521,927	26,532,306
TOTAL EQUITY	$ 33,521,927	$ 26,532,306